Eaton Vance

Global Bond Fund

January 31, 2021 (Unaudited)

Eaton Vance Global Bond Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Income Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2021, the value of the Fund’s investment in the Portfolio was $61,634,708 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

International Income Portfolio

January 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Corporate Bonds — 3.6%

Security	Principal Amount (000’s omitted)		Value
Iceland — 3.6%
Arion Banki HF, 6.00%, 4/12/24 (1)	ISK	100,000	$860,574
Islandsbanki HF, 6.40%, 10/26/23	ISK	40,000	343,826
Landsbankinn HF, 5.00%, 11/23/23 (1)	ISK	120,000	995,374

Total Iceland			$2,199,774

Total Foreign Corporate Bonds (identified cost $2,185,755)			$2,199,774

Foreign Government Bonds — 39.8%

Security	Principal Amount (000’s omitted)		Value
Australia — 6.7%
Australian Capital Territory, 1.25%, 5/22/25 (1)	AUD	2,350	$1,869,214
New South Wales Treasury Corp., 4.00%, 5/20/26 (1)	AUD	2,500	2,258,696

Total Australia			$4,127,910

Bahrain — 0.9%
Kingdom of Bahrain, 7.00%, 10/12/28 (1)	USD	500	$580,097

Total Bahrain			$580,097

Egypt — 2.2%
Arab Republic of Egypt, 8.875%, 5/29/50 (1)	USD	1,200	$1,362,648

Total Egypt			$1,362,648

Georgia — 0.2%
Georgia Treasury Bond, 7.00%, 5/30/24	GEL	430	$126,190

Total Georgia			$126,190

Iceland — 3.8%
Republic of Iceland, 5.00%, 11/15/28	ISK	59,300	$519,529
Republic of Iceland, 6.50%, 1/24/31	ISK	184,200	1,811,857

Total Iceland			$2,331,386

Indonesia — 6.7%
Indonesia Government Bond, 7.00%, 9/15/30	IDR	13,850,000	$1,038,197
Indonesia Government Bond, 7.50%, 6/15/35	IDR	35,000,000	2,663,892
Indonesia Government International Bond, 3.85%, 10/15/30	USD	375	434,087

Total Indonesia			$4,136,176

Security	Principal Amount (000’s omitted)		Value
Mongolia — 0.4%
Mongolia Government International Bond, 5.125%, 4/7/26 (1)	USD	200	$214,484

Total Mongolia			$214,484

New Zealand — 4.6%
New Zealand Government Bond, 3.00%, 9/20/30 (1)(2)	NZD	2,932	$2,827,109

Total New Zealand			$2,827,109

Philippines — 2.3%
Republic of the Philippines, 2.95%, 5/5/45	USD	500	$519,140
Republic of the Philippines, 6.25%, 1/14/36	PHP	34,000	914,136

Total Philippines			$1,433,276

Romania — 1.1%
Romania Government International Bond, 3.375%, 1/28/50 (1)	EUR	500	$685,089

Total Romania			$685,089

Serbia — 7.5%
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	370,200	$4,617,838

Total Serbia			$4,617,838

Ukraine — 3.4%
Ukraine Government International Bond, 15.84%, 2/26/25	UAH	53,710	$2,117,812

Total Ukraine			$2,117,812

Total Foreign Government Bonds (identified cost $22,681,072)			$24,560,015

Mortgage Pass-Throughs — 5.4%

Security	Principal Amount		Value
Federal National Mortgage Association:
2.00%, 30-Year, TBA(3)		$3,000,000	$3,097,645
3.902%, (COF + 1.78%), with maturity at 2035(4)		226,416	239,072

			$3,336,717

Total Mortgage Pass-Throughs (identified cost $3,317,258)			$3,336,717

Short-Term Investments — 48.3%

Foreign Government Securities — 4.0%

Security	Principal Amount (000’s omitted)		Value
Egypt — 4.0%
Egypt Treasury Bill, 0.00%, 4/6/21	EGP	14,600	$918,111
Egypt Treasury Bill, 0.00%, 5/25/21	EGP	10,050	615,417
Egypt Treasury Bill, 0.00%, 7/13/21	EGP	7,325	442,516
Egypt Treasury Bill, 0.00%, 10/12/21	EGP	7,750	453,796

Total Egypt			$2,429,840

Georgia — 0.0%(5)
Georgia Treasury Bill, 0.00%, 12/9/21	GEL	36	$10,205

Total Georgia			$10,205

Total Foreign Government Securities (identified cost $2,419,839)			$2,440,045

U.S. Treasury Obligations — 40.5%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 2/4/21		$6,000	$5,999,986
U.S. Treasury Bill, 0.00%, 3/25/21		9,000	8,999,415
U.S. Treasury Bill, 0.00%, 4/29/21		10,000	9,998,852

Total U.S. Treasury Obligations (identified cost $24,996,920)			$24,998,253

Other — 3.8%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(6)		2,348,106	$2,348,106

Total Other (identified cost $2,348,106)			$2,348,106

Total Short-Term Investments (identified cost $29,764,865)			$29,786,404

Total Purchased Options — 0.1% (identified cost $32,900)			$38,350

Total Investments — 97.2% (identified cost $57,981,850)			$59,921,260

Other Assets, Less Liabilities — 2.8%			$1,722,496

Net Assets — 100.0%			$61,643,756

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of these securities is $11,653,285 or 18.9% of the Portfolio’s net assets.

(2)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(4)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2021.

(5)	Amount is less than 0.05%.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

Purchased Call Options — 0.1%

Description	Counterparty	Notional Amount		Spread	Expiration Date	Value
2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	23,500,000	1.09%	1/4/23	$38,350

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
BRL	1,075,000	USD	196,315	2/2/21	$161
BRL	1,075,000	USD	206,229	2/2/21	(9,753)
USD	200,595	BRL	1,075,000	2/2/21	4,119
USD	196,315	BRL	1,075,000	2/2/21	(161)
PEN	2,739,000	USD	757,781	2/4/21	(4,842)
PEN	4,219,400	USD	1,166,508	2/4/21	(6,613)
USD	379,077	PEN	1,369,000	2/4/21	2,745
USD	1,167,354	PEN	4,219,400	2/4/21	7,459
USD	378,914	PEN	1,370,000	2/4/21	2,306
USD	1,433,172	NZD	1,997,285	2/5/21	(2,071)
INR	35,989,275	USD	485,227	2/8/21	8,059
INR	28,534,933	USD	384,723	2/8/21	6,390
USD	374,824	INR	27,856,927	2/8/21	(6,996)
USD	9,123	INR	678,006	2/8/21	(170)
USD	893,135	PHP	43,000,000	2/8/21	(1,534)
AUD	1,319,448	USD	965,007	2/16/21	43,460
USD	108,256	NZD	157,550	2/16/21	(4,959)
JPY	359,921,501	USD	3,470,863	2/25/21	(33,995)
USD	2,450,000	JPY	254,094,523	2/25/21	23,667
USD	209,809	ZAR	3,116,090	2/25/21	4,471
NZD	365,456	USD	264,196	3/2/21	(1,576)
JPY	791,027,959	USD	7,584,063	3/8/21	(29,703)
INR	35,010,725	USD	470,846	3/9/21	7,003
INR	27,759,067	USD	373,322	3/9/21	5,552
USD	375,838	INR	27,759,067	3/9/21	(3,036)
COP	1,477,000,000	USD	424,763	3/17/21	(11,567)
MXN	5,100,000	USD	255,849	3/17/21	(8,191)
USD	27,941	COP	96,221,200	3/17/21	1,023
USD	217,258	COP	756,000,000	3/17/21	5,765
USD	255,851	MXN	5,100,000	3/17/21	8,193
ZAR	6,400,000	USD	424,277	3/17/21	(3,720)
IDR	5,698,075,000	USD	400,230	3/22/21	3,614
USD	10,507	IDR	150,521,475	3/22/21	(161)
USD	201,078	IDR	2,848,075,000	3/22/21	(775)
AUD	4,764,246	USD	3,672,257	3/29/21	(30,021)
NZD	510,343	USD	366,447	3/29/21	286
USD	5,172,860	AUD	6,711,071	3/29/21	42,289
USD	921,004	AUD	1,194,876	3/29/21	7,529
USD	188,038	IDR	2,699,478,525	3/29/21	(3,139)
JPY	47,620,464	USD	462,521	4/6/21	(7,588)

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
NZD	364,515	USD	259,959	4/6/21	$1,981
USD	2,192,127	NZD	3,054,719	4/6/21	(2,993)
USD	67,171	NZD	92,450	4/12/21	737
SGD	4,670,000	USD	3,526,485	4/26/21	(11,043)
USD	513,489	SGD	680,000	4/26/21	1,604
USD	219,391	ZAR	3,283,910	4/26/21	4,766

					$8,572

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	3,544,890	USD	878,100	Barclays Bank PLC	2/2/21	$—	$(1,195)
MYR	3,544,890	USD	876,537	Credit Agricole Corporate and Investment Bank	2/2/21	369	—
MYR	652,728	USD	161,399	Credit Agricole Corporate and Investment Bank	2/2/21	68	—
MYR	2,229,728	USD	534,195	Morgan Stanley & Co. International PLC	2/2/21	17,377	—
MYR	1,577,000	USD	389,941	State Street Bank and Trust Company	2/2/21	164	—
USD	876,537	MYR	3,544,890	Barclays Bank PLC	2/2/21	—	(368)
USD	161,287	MYR	652,728	Credit Agricole Corporate and Investment Bank	2/2/21	—	(179)
USD	875,930	MYR	3,544,890	Credit Agricole Corporate and Investment Bank	2/2/21	—	(975)
USD	551,340	MYR	2,229,728	Morgan Stanley & Co. International PLC	2/2/21	—	(232)
USD	388,471	MYR	1,577,000	State Street Bank and Trust Company	2/2/21	—	(1,634)
USD	179,992	COP	624,778,800	Standard Chartered Bank	2/4/21	4,945	—
EUR	21,961,000	USD	27,060,783	Standard Chartered Bank	2/8/21	—	(406,634)
PLN	6,600,000	EUR	1,466,301	UBS AG	2/8/21	—	(7,756)
USD	1,359,767	EUR	1,120,000	JPMorgan Chase Bank, N.A.	2/8/21	419	—
USD	4,805,658	EUR	3,900,000	Standard Chartered Bank	2/8/21	72,213	—
USD	4,729,142	EUR	3,837,904	Standard Chartered Bank	2/8/21	71,063	—
USD	4,357,653	EUR	3,536,425	Standard Chartered Bank	2/8/21	65,481	—
USD	2,563,600	EUR	2,080,473	Standard Chartered Bank	2/8/21	38,522	—
USD	2,313,366	EUR	1,877,397	Standard Chartered Bank	2/8/21	34,762	—
USD	955,882	EUR	775,740	Standard Chartered Bank	2/8/21	14,364	—
USD	949,912	EUR	770,895	Standard Chartered Bank	2/8/21	14,274	—
USD	614,047	EUR	498,325	Standard Chartered Bank	2/8/21	9,227	—
USD	320,287	EUR	259,927	Standard Chartered Bank	2/8/21	4,813	—
CNH	4,820,123	USD	722,380	Standard Chartered Bank	2/9/21	24,856	—
CNH	4,139,477	USD	620,373	Standard Chartered Bank	2/9/21	21,346	—
USD	596,655	CNH	3,864,000	Bank of America, N.A.	2/9/21	—	(2,359)
GBP	1,000,000	USD	1,364,621	JPMorgan Chase Bank, N.A.	2/16/21	5,619	—
GBP	2,175,000	USD	2,864,139	Societe Generale	2/16/21	116,134	—
THB	23,301,315	USD	776,581	Standard Chartered Bank	2/16/21	1,907	—
USD	421,200	THB	12,709,808	Standard Chartered Bank	2/16/21	—	(3,430)
MYR	652,728	USD	161,068	Credit Agricole Corporate and Investment Bank	3/2/21	—	(213)
MYR	3,544,890	USD	874,742	Credit Agricole Corporate and Investment Bank	3/2/21	—	(1,155)
MYR	924,272	USD	226,760	Goldman Sachs International	3/2/21	1,014	—
USD	389,095	MYR	1,577,000	Goldman Sachs International	3/2/21	466	—
CNH	1,987,162	USD	302,635	Citibank, N.A.	3/9/21	4,788	—
CNH	469,765	USD	71,543	Citibank, N.A.	3/9/21	1,132	—
CNH	1,627,931	USD	248,054	Goldman Sachs International	3/9/21	3,794	—
CNH	384,843	USD	58,640	Goldman Sachs International	3/9/21	897	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	240,552	THB	7,262,748	Standard Chartered Bank	3/16/21	$—	$(2,074)
TRY	9,200,000	USD	1,206,859	HSBC Bank USA, N.A.	4/7/21	17,085	—
CNH	9,640,247	USD	1,489,430	Bank of America, N.A.	4/12/21	—	(1,433)
USD	244,892	CNH	1,585,046	Bank of America, N.A.	4/12/21	236	—
USD	110,227	THB	3,328,759	Standard Chartered Bank	4/16/21	—	(968)
CNH	1,924,538	USD	294,715	Goldman Sachs International	4/21/21	2,143	—
CNH	454,961	USD	69,671	Goldman Sachs International	4/21/21	507	—

						$549,985	$(430,605)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation
Interest Rate Futures
Euro-Buxl	(2)	Short	3/8/21	$(537,117)	$3,932
U.S. 5-Year Treasury Note	(2)	Short	3/31/21	(251,750)	94
U.S. 10-Year Treasury Note	(3)	Short	3/22/21	(411,094)	2,873
U.S. Long Treasury Bond	(4)	Short	3/22/21	(674,875)	22,904

					$29,803

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	5,838	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.42% (pays upon termination)	1/3/22	$(6,231)	$—	$(6,231)
BRL	46,281	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.44% (pays upon termination)	1/3/22	(51,808)	—	(51,808)
BRL	52,136	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.08% (pays upon termination)	1/3/22	19,763	—	19,763
CNY	21,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.28% (pays quarterly)	6/8/25	(64,728)	—	(64,728)
CNY	9,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.79% (pays quarterly)	9/8/25	2,584	—	2,584
MXN	27,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.11% (pays monthly)	5/5/25	25,819	—	25,819
MXN	24,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.70% (pays monthly)	10/3/29	114,337	—	114,337

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
SGD	3,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.64% (pays semi-annually)	10/16/29	$162,389	$—	$162,389
THB	70,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.37% (pays semi-annually)	10/17/29	60,004	—	60,004
USD	96	Receives	3-month USD-LIBOR (pays quarterly)	0.64% (pays semi-annually)	6/30/30	3,813	—	3,813
USD	270	Receives	3-month USD-LIBOR (pays quarterly)	0.62% (pays semi-annually)	7/1/30	11,145	—	11,145
USD	340	Receives	3-month USD-LIBOR (pays quarterly)	0.82% (pays semi-annually)	5/12/50	64,705	—	64,705
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	0.92% (pays semi-annually)	6/30/50	33,336	—	33,336

Total						$375,128	$—	$375,128

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$731	1.00% (pays quarterly)(1)	12/20/25	1.72%	$(24,167)	$48,693	$24,526
Chile	651	1.00% (pays quarterly)(1)	12/20/25	0.55	15,210	(9,401)	5,809
Colombia	689	1.00% (pays quarterly)(1)	12/20/25	1.13	(3,404)	17,390	13,986
Greece	3,200	1.00% (pays quarterly)(1)	12/20/25	0.96	10,037	79,464	89,501
Mexico	689	1.00% (pays quarterly)(1)	12/20/25	0.95	2,512	19,110	21,622
Peru	661	1.00% (pays quarterly)(1)	12/20/25	0.63	12,664	(5,059)	7,605

Total	$6,621				$12,852	$150,197	$163,049

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	Barclays Bank PLC	$300	1.00% (pays quarterly)(1)	12/20/25	1.03%	$(147)	$3,739	$3,592

Total		$300				$(147)	$3,739	$3,592

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	Goldman Sachs International	$200	1.00% (pays quarterly)(1)	12/20/25	$(98)	$2,516	$2,418

Total					$(98)	$2,516	$2,418

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2021, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $6,921,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

COF	-	Cost of Funds 11th District

TBA	-	To Be Announced

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

UAH	-	Ukrainian Hryvnia

USD	-	United States Dollar

ZAR	-	South African Rand

At January 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and options contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

At January 31, 2021, the value of the Portfolio’s investment in affiliated funds was $2,348,106, which represents 3.8% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$3,099,970	$8,832,873	$(9,584,737)	$—	$—	$2,348,106	$1,399	2,348,106

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$—	$2,199,774	$—	$2,199,774
Foreign Government Bonds	—	24,560,015	—	24,560,015
Mortgage Pass-Throughs	—	3,336,717	—	3,336,717
Short-Term Investments —
Foreign Government Securities	—	2,440,045	—	2,440,045
U.S. Treasury Obligations	—	24,998,253	—	24,998,253
Other	—	2,348,106	—	2,348,106
Purchased Call Options	—	38,350	—	38,350
Total Investments	$—	$59,921,260	$—	$59,921,260
Forward Foreign Currency Exchange Contracts	$—	$743,164	$—	$743,164
Futures Contracts	29,803	—	—	29,803
Swap Contracts	—	538,318	—	538,318
Total	$29,803	$61,202,742	$—	$61,232,545

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(615,212)	$—	$(615,212)
Swap Contracts	—	(150,583)	—	(150,583)
Total	$—	$(765,795)	$—	$(765,795)

Investment Valuation — Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations. As the purchaser of an index or other cash settled option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index or underlying instrument below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index or underlying instrument over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.